Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 272,092	$ 293,484
Short-term deposits	27,000	28,300
Accounts receivable, net of allowance for credit losses of $0.9 million as of December 31, 2020 and December 31, 2019	106,068	132,558
Inventories	131,672	168,504
Prepaid expenses	6,717	6,567
Other current assets	16,943	29,659
Total current assets	560,492	659,072
Non-current assets
Property, plant and equipment, net	201,232	189,706
Goodwill	35,694	385,658
Other intangible assets, net	131,569	87,328
Operating lease right-of-use assets	21,298	20,936
Other non-current assets	39,717	38,819
Total non-current assets	429,510	722,447
Total assets	990,002	1,381,519
Current liabilities
Accounts payable	16,987	35,818
Accrued expenses and other current liabilities	31,061	28,528
Accrued compensation and related benefits	25,659	34,013
Deferred revenues - short-term	49,165	52,268
Operating lease liabilities - short term	9,282	9,292
Total current liabilities	132,154	159,919
Non-current liabilities
Deferred revenues - long-term	14,227	16,039
Operating lease liabilities - long term	12,567	12,445
Contingent consideration	37,400
Other non-current liabilities	34,059	35,343
Total non-current liabilities	98,253	63,827
Total liabilities	230,407	223,746
Commitments and contingencies (see note 10)
Redeemable non-controlling interests	227	622
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 56,617 thousand shares and 54,441 thousand shares issued and outstanding at December 31, 2020 and 2019, respectively	155	148
Additional paid-in capital	2,753,955	2,706,894
Accumulated other comprehensive loss	(8,846)	(7,716)
Accumulated deficit	(1,985,896)	(1,542,175)
Total equity	759,368	1,157,151
Total liabilities and equity	$ 990,002	$ 1,381,519